Parent Company Information	12 Months Ended
Dec. 31, 2010
Parent Company Information
Parent Company Information
37.	Parent Company Information

The following tables present the Parent Company Only financial information:

Condensed Statement of Income

	2009	2010
	(In millions of Korean won)
Income
Dividends from subsidiaries:
Dividends from banking subsidiaries	—	95,305
Dividends from nonbanking subsidiaries	98,200	—
Interest from subsidiaries	19,244	35,200
Other income	1,041	3,257

Total income	118,485	133,762

Expense
Interest expense	55,556	53,431
Noninterest expense	45,940	37,374

Total expense	101,496	90,805

Income before income taxes and equity in undistributed earnings of subsidiaries	16,989	42,957
Income tax benefit	(229)	(367)

Income before equity in undistributed earnings of subsidiaries	17,218	43,324
Equity in undistributed earnings (losses) of subsidiaries:
Banking subsidiaries	714,773	(695,837)
Nonbanking subsidiaries	(11,350)	64,398

Total equity in undistributed earnings (losses) of subsidiaries	703,423	(631,439)

Net income(loss)	720,641	(588,115)

Condensed Balance Sheet

	2009	2010
	(In millions of Korean won)
Assets
Cash held at bank subsidiaries	15,363	159,995
Receivables from nonbanking subsidiaries	170,000	160,000
Investments in subsidiaries:
Banking subsidiaries	16,324,652	15,725,580
Nonbanking subsidiaries	921,929	986,626
Other assets	913,614	907,623

Total assets	18,345,558	17,939,824
Liabilities and shareholders' equity
Other borrowed funds	—	750,000
Other liabilities	7,569	143,938
Long-term debt	798,421	49,353
Shareholders' equity	17,539,568	16,996,533

Total liabilities and shareholders' equity	18,345,558	17,939,824

Condensed Statement of Cash Flows

	2009	2010
	( I n millions of Korean won )

Operating activities
Net income (loss)	720,641	(588,115)
Reconciliation of net income (loss) to net cash provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(703,423)	631,439
Other operating activities, net	(818,249)	239,693

Net cash provided by (used in) operating activities	(801,031)	283,017

Investing activities

Net payments from (to) subsidiaries	(270,000)	10,000
Other investing activities, net	(86,401)	(69,488)

Net cash used in investing activities	(356,401)	(59,488)

Financing activities
Net decrease in commercial paper and other short-term borrowings	(232,000)	—
Proceeds from issuance of long-term debt	299,066	—
Proceeds from issuance of common stock	1,103,883	—
Cash dividends paid	—	(78,897)

Net cash provided by financing activities	1,170,949	(78,897)

Net increase in cash held at bank subsidiaries	13,517	144,632
Cash held at bank subsidiaries at January 1	1,846	15,363

Cash held at bank subsidiaries at December 31	15,363	159,995

Condensed statements of income and cash flows for the year ended December 31, 2008 have been omitted from the above disclosure because the parent company, KB Financial Group Inc., was established as part of a reorganization of Kookmin Bank and its subsidiaries in September 2008 as discussed in Note 3. As a result of the reorganization, it is impracticable to prepare the Parent Company Only condensed statements of income and cash flows for the year ended December 31, 2008.